Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Components of Long-Term Debt

	December 31, 2013 $	December 31, 2012 $
U.S. Dollar-denominated Revolving Credit Facilities due through 2018	235,000	80,000
U.S. Dollar-denominated Term Loan due through 2018	103,207	112,264
U.S. Dollar-denominated Term Loan due through 2018	125,000	—
U.S. Dollar-denominated Term Loan due through 2019	296,935	321,851
U.S. Dollar-denominated Term Loan due through 2021	297,956	309,984
U.S. Dollar-denominated Term Loan due through 2021	102,372	108,799
U.S. Dollar-denominated Unsecured Demand Loan	13,282	13,282
Norwegian Kroner-denominated Bond due in 2017	115,296	125,791
Norwegian Kroner-denominated Bond due in 2018	148,238	—
Euro-denominated Term Loans due through 2023	340,221	341,382

Total	1,777,507	1,413,353
Less current portion	97,114	86,489

Total	1,680,393	1,326,864